PREPAID EXPENSES AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Advances to suppliers	96,911	67,404
Prepaid expenses	16,101	18,341
Other receivables	45,267	13,847
Prepayment for equipment	17,225	10,631
Lease hold improvement	584	3,630
Expected return assets	63	401
Total	176,151	114,254
Less: non-current portion	(19,055)	(14,893)
Prepaid expenses and other assets-current portion	157,096	99,361